Inventory (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Inventory [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following:
	March 31,	September 30,
	2018	2017

Raw materials	$35,514	$21,761
Work in process	69,100	-
Finished goods	100,750	46,353

	$205,364	$68,114

Inventory consisted of the following:
	September 30,	September 30,
	2017	2016

Raw materials	$21,761	$38,764
Work in process	-	43,498
Finished goods	46,353	167,168

	$68,114	$249,430